Other Non Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Line Items]
Deposit on residential buildings for employees	$ 16,269
Others	3,200	3,221
Total	$ 19,469	$ 3,221